Capital structure	12 Months Ended
Dec. 31, 2025
Capital structure
Capital structure
16.	Capital structure

Dual-class share structure

On September 15, 2014, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. Both Class A and Class B ordinary shares are entitled to the same dividend right. The holders of the Group’s ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. As of December 31, 2024 and 2025, all Class B ordinary shares were held by the Chairman of the Company.

Exercise of share options

During the years ended December 31, 2023 and 2024, nil and 14,000 Class A ordinary shares were issued respectively, as a result of exercise of share options by employees.

During the years ended December 31, 2025, 372,000 treasury shares were re-issued as Class A ordinary shares, as a result of exercise of share options by employees.

Vesting of shares awards

During the years ended December 31, 2023, 2024 and 2025, 1,034,612, 1,118,228 and 61,810 Class A ordinary shares were issued respectively as a result of vesting of shares awards granted to employees.

Repurchase of ordinary shares

During the year ended December 31, 2023, the Group repurchased approximately US$713.3 million (RMB4,968.5 million) of ADS representing 9,755,695 class A ordinary shares in accordance with the US$1.00 billion, US$500.0 million and US$500.0 million share repurchase program the Company’s board of directors authorized in March 2022, March 2023 and May 2023.

During the year ended December 31, 2024, the Group repurchased approximately US$536.1 million (RMB3,852.4 million) of ADS representing 7,668,435 class A ordinary shares in accordance with the US$500.0 million and US$500.0 million share repurchase program the Company’s board of directors authorized in March 2023 and May 2023. In addition, during the same period, the Group repurchased 12,249 class A ordinary shares that had been issued to employees in prior years and were already vested, with no consideration paid by the Group.

During the year ended December 31, 2025, the Group repurchased approximately US$696.7 million (RMB4,997.0 million) of ADS representing 195,526 class A ordinary shares in accordance with the US$500.0 million share repurchase program the Company’s board of directors authorized in May 2023 and 8,491,086 class A ordinary shares in accordance with the US$1.00 billion share repurchase program the Company’s board of directors authorized in August 2024.

Cancellation of ordinary shares

During the year ended December 31, 2023, the Group canceled 26,216,773 class A ordinary shares, out of treasury shares, with carrying value approximately US$1,426.8 million (RMB9,696.3 million).

During the year ended December 31 2025, the Group canceled 5,589,953 class A ordinary shares, out of treasury shares, with carrying value approximately US$395.5 million (RMB2,861.5 million).

Re-issuance of Treasury Shares

During the year ended December 31, 2024, 630,353 of the treasury shares were re-issued to employees of the Group for the purpose of share awards.

During the year ended December 31, 2025, 1,851,595 of the treasury shares were re-issued to employees of the Group for the purpose of share awards and share options.

Dividend

On February 28, 2024, the Company announced that the board of directors approved a cash dividend of US$2.15 per ordinary share, or US$0.43 per ADS, to the holders of ordinary shares and ADSs, respectively, as of the close of business on March 15, 2024. Dividends are recognized when declared. The cash dividends amounted to US$233.3 million (RMB1.67 billion) were paid in April 2024. No dividends had been paid or declared by the Company for the year ended December 31, 2023.

On February 21, 2025, the board of directors of the Company declared a dividend of US$2.40 per ordinary share, or US$0.48 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 11, 2025. The cash dividends amounted to US$247.4 million (RMB1.80 billion) were paid in April 2025.